Information by Segment - Summary of Comprehensive Income by Segment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	$ 4,956,431,863	$ 2,855,229,535	$ 2,585,402,197
Total Revenues	4,379,000,090	2,829,682,404	2,548,384,317
Other operating income	577,431,773	25,547,131	37,017,880
Total	(3,399,524,067)	(2,011,305,404)	(1,374,445,639)
Energy purchases	(1,885,218,041)	(1,296,992,284)	(864,863,454)
Fuel consumption	(587,063,837)	(374,868,794)	(231,176,489)
Transportation costs	(295,519,943)	(151,738,224)	(141,539,687)
Contribution Margin	1,556,907,796	843,924,131	1,210,956,558
Other work performed by the entity and capitalized	44,569,685	31,157,196	25,539,316
Employee benefits expense	(158,239,393)	(163,345,154)	(137,226,748)
Other expenses, by nature	(269,034,847)	(189,550,825)	(190,593,334)
Operating Income	912,357,237	259,593,663	(34,255,375)
Depreciation and amortization expense	(238,272,951)	(210,927,656)	(229,957,019)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(1,547,699)	(32,898,854)	(697,806,441)
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 8.d)	(22,025,354)	(18,765,175)	(15,167,707)
FINANCIAL RESULT	(118,939,105)	(157,059,564)	(112,434,774)
Total Financial Income	50,414,585	26,420,400	36,160,460
Other financial income	2,028,557	507,209	1,030,181
Financial Costs	(193,618,033)	(174,043,116)	(127,408,771)
Income from indexation units	5,862,890	5,897,520	2,085,768
Foreign exchange profits (losses)	18,401,453	(15,334,368)	(23,272,231)
Share of profit of associates and joint ventures accounted for using the equity method	3,281,241	3,177,409	3,509,392
Total	981,981,296	10,137,284	9,488,815
Profit (loss) before taxes	1,778,680,669	115,848,792	(133,691,942)
Income tax expense	(469,696,880)	(15,138,658)	81,305,107
Profit (loss)	1,308,983,789	100,710,134	(52,386,835)
Profit (loss) attributable to owners of the parent	1,252,082,258	85,153,969	(50,860,313)
Profit (loss) attributable to non-controlling interests	56,901,531	15,556,165	(1,526,522)
Operating Segments [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	4,956,431,863	2,855,229,535	2,585,402,197
Total Revenues	4,379,000,090	2,829,682,404	2,548,384,317
Energy sales	3,555,216,142	2,585,248,169	2,380,736,600
Other sales	716,907,816	156,910,502	58,870,872
Other services rendered	106,876,132	87,523,733	108,776,845
Other operating income	577,431,773	25,547,131	37,017,880
Total	(3,399,524,067)	(2,011,305,404)	(1,374,445,639)
Energy purchases	(1,885,218,041)	(1,296,992,284)	(864,863,454)
Fuel consumption	(587,063,837)	(374,868,794)	(231,176,490)
Transportation costs	(295,519,943)	(151,738,224)	(141,539,687)
Other miscellaneous supplies and services	(631,722,246)	(187,706,102)	(136,866,008)
Contribution Margin	1,556,907,796	843,924,131	1,210,956,558
Other work performed by the entity and capitalized	44,569,685	31,157,196	25,539,316
Employee benefits expense	(158,239,393)	(163,345,154)	(137,226,748)
Other expenses, by nature	(269,034,847)	(189,550,825)	(190,593,334)
Operating Income	1,174,203,241	522,185,348	908,675,792
Depreciation and amortization expense	(238,272,951)	(210,927,656)	(229,957,019)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(1,547,699)	(32,898,854)	(697,806,441)
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 8.d)	(22,025,354)	(18,765,175)	(15,167,707)
OPERATING INCOME	912,357,237	259,593,663	(34,255,375)
FINANCIAL RESULT	(118,939,105)	(157,059,564)	(112,434,774)
Total Financial Income	50,414,585	26,420,400	36,160,460
Cash and cash equivalents	19,898,958	3,259,801	7,324,057
Other financial income	30,515,627	23,160,599	28,836,403
Financial Costs	(193,618,033)	(174,043,116)	(127,408,771)
Bank loans	(11,590,144)	(2,727,697)	(7,151,030)
Secured and unsecured obligations	(92,414,063)	(85,990,347)	(84,268,247)
Other	(89,613,826)	(85,325,072)	(35,989,494)
Income from indexation units	5,862,890	5,897,520	2,085,768
Foreign exchange profits (losses)	18,401,453	(15,334,368)	(23,272,231)
Positive	403,511,080	335,210,637	131,701,383
Negative	(385,109,627)	(350,545,005)	(154,973,614)
Share of profit of associates and joint ventures accounted for using the equity method	3,281,241	3,177,409	3,509,392
Total	981,981,296	10,137,284	9,488,815
Gain (loss) from other investments	981,170,520	10,137,284	104,777
Gain (loss) from the sale of assets	810,776		9,384,038
Profit (loss) before taxes	1,778,680,669	115,848,792	(133,691,942)
Income tax expense	(469,696,880)	(15,138,658)	81,305,107
Net income from continuing operations	1,308,983,789	100,710,134	(52,386,835)
Profit (loss)	1,308,983,789	100,710,134	(52,386,835)
Profit (loss) attributable to owners of the parent	1,252,082,258	85,153,969	(50,860,313)
Profit (loss) attributable to non-controlling interests	56,901,531	15,556,165	(1,526,522)
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	3,877,758,513	1,953,287,738	1,577,422,263
Total Revenues	3,302,181,412	1,934,131,175	1,543,647,794
Energy sales	2,625,836,969	1,803,343,706	1,494,203,779
Other sales	672,104,106	129,626,809	38,825,239
Other services rendered	4,240,337	1,160,660	10,618,776
Other operating income	575,577,101	19,156,563	33,774,469
Total	(2,573,293,127)	(1,346,981,551)	(616,852,308)
Energy purchases	(1,102,539,973)	(660,360,745)	(177,049,909)
Fuel consumption	(587,063,837)	(374,868,794)	(231,176,490)
Transportation costs	(305,760,332)	(159,477,763)	(113,704,101)
Other miscellaneous supplies and services	(577,928,985)	(152,274,249)	(94,921,808)
Contribution Margin	1,304,465,386	606,306,187	960,569,955
Other work performed by the entity and capitalized	23,738,963	13,352,715	15,581,738
Employee benefits expense	(72,744,313)	(71,617,409)	(65,564,485)
Other expenses, by nature	(195,666,710)	(126,899,337)	(121,366,276)
Operating Income	1,059,793,326	421,142,156	789,220,932
Depreciation and amortization expense	(183,459,507)	(164,579,061)	(185,479,080)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(2,286,438)	(33,035,731)	(698,453,039)
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 8.d)	(1,992,280)	(691,132)	(1,305,341)
OPERATING INCOME	872,055,101	222,836,232	(96,016,528)
FINANCIAL RESULT	(85,132,092)	(62,697,134)	(80,090,891)
Total Financial Income	13,008,285	8,178,108	15,080,015
Cash and cash equivalents	18,295	29,479	597,718
Other financial income	12,989,990	8,148,629	14,482,297
Financial Costs	(115,872,168)	(94,212,401)	(59,088,322)
Bank loans	(347,388)	(2,465,972)	(7,112,931)
Secured and unsecured obligations	(50,378,424)	(47,518,870)	(47,654,290)
Other	(65,146,356)	(44,227,559)	(4,321,101)
Income from indexation units	609,680	3,385,938	(703,130)
Foreign exchange profits (losses)	17,122,111	19,951,221	(35,379,454)
Positive	167,251,274	89,910,296	120,757,605
Negative	(150,129,163)	(69,959,075)	(156,137,059)
Share of profit of associates and joint ventures accounted for using the equity method	4,014,081	3,157,673	2,424,250
Total	935,428	10,137,284	9,478,528
Gain (loss) from other investments	124,652	10,137,284	94,490
Gain (loss) from the sale of assets	810,776		9,384,038
Profit (loss) before taxes	791,872,518	173,434,055	(164,204,641)
Income tax expense	(151,330,979)	(24,666,990)	97,419,625
Net income from continuing operations	640,541,539	148,767,065	(66,785,016)
Profit (loss)	640,541,539	148,767,065	(66,785,016)
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	1,454,721,924	1,201,833,293	1,382,068,220
Total Revenues	1,449,144,572	1,193,549,267	1,376,425,433
Energy sales	1,334,971,825	1,103,758,191	1,270,159,653
Other sales	6,719,051	5,347,333	6,601,069
Other services rendered	107,453,696	84,443,743	99,664,711
Other operating income	5,577,352	8,284,026	5,642,787
Total	(1,194,700,166)	(974,857,661)	(1,116,324,483)
Energy purchases	(1,139,342,609)	(933,785,293)	(1,060,494,642)
Transportation costs	(17,909,689)	(12,947,272)	(23,694,571)
Other miscellaneous supplies and services	(37,447,868)	(28,125,096)	(32,135,270)
Contribution Margin	260,021,758	226,975,632	265,743,737
Other work performed by the entity and capitalized	16,574,703	17,403,271	9,805,315
Employee benefits expense	(39,078,134)	(49,357,037)	(37,496,730)
Other expenses, by nature	(77,662,552)	(71,488,295)	(79,580,559)
Operating Income	159,855,775	123,533,571	158,471,763
Depreciation and amortization expense	(56,293,022)	(47,931,057)	(45,583,947)
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 8.d)	(20,030,616)	(17,419,025)	(12,998,719)
OPERATING INCOME	83,532,137	58,183,489	99,889,097
FINANCIAL RESULT	(20,577,980)	(11,685,010)	5,929,058
Total Financial Income	29,585,814	19,109,146	22,717,208
Cash and cash equivalents	4,038,512	1,093,452	1,562,194
Other financial income	25,547,302	18,015,694	21,155,014
Financial Costs	(50,482,680)	(30,325,667)	(17,696,544)
Bank loans	(184)		(33,244)
Other	(50,482,496)	(30,325,667)	(17,663,300)
Income from indexation units	4,023,279	1,851,124	1,124,304
Foreign exchange profits (losses)	(3,704,393)	(2,319,613)	(215,910)
Positive	43,076,163	67,179,990	20,978,492
Negative	(46,780,556)	(69,499,603)	(21,194,402)
Share of profit of associates and joint ventures accounted for using the equity method		361
Total		2,171,056	10,287
Gain (loss) from other investments		2,171,056	10,287
Profit (loss) before taxes	62,954,157	48,669,896	105,828,442
Income tax expense	7,698,062	2,275,431	(23,421,217)
Net income from continuing operations	70,652,219	50,945,327	82,407,225
Profit (loss)	70,652,219	50,945,327	82,407,225
Holdings, Eliminations and Others [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	(376,048,574)	(299,891,496)	(374,088,286)
Total Revenues	(372,325,894)	(297,998,038)	(371,688,910)
Energy sales	(405,592,652)	(321,853,728)	(383,626,832)
Other sales	(38,084,659)	(21,936,360)	(13,444,564)
Other services rendered	(4,817,901)	(1,919,330)	1,506,642
Other operating income	(3,722,680)	(1,893,458)	(2,399,376)
Total	368,469,226	310,533,808	358,731,152
Energy purchases	356,664,541	297,153,754	372,681,097
Transportation costs	28,150,078	20,686,811	4,141,015
Other miscellaneous supplies and services	16,345,393	7,306,757	9,808,930
Contribution Margin	(7,579,348)	(10,642,312)	15,357,134
Other work performed by the entity and capitalized	(4,256,019)	(401,210)	(152,263)
Employee benefits expense	46,416,946	42,370,708	34,165,533
Other expenses, by nature	4,294,415	8,836,807	10,353,501
Operating Income	(45,445,860)	(22,490,379)	(39,016,903)
Depreciation and amortization expense	1,479,578	1,582,462	1,106,008
Impairment losses (reversal of impairment losses) recognized in profit or loss	738,739	136,877	646,598
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 8.d)	2,458	655,018	(863,647)
OPERATING INCOME	(43,230,001)	(21,426,058)	(38,127,944)
FINANCIAL RESULT	(13,229,033)	(82,677,420)	(38,272,941)
Total Financial Income	(7,820,486)	(866,854)	(1,636,763)
Cash and cash equivalents	(15,842,151)	(2,136,870)	(5,164,145)
Other financial income	(8,021,665)	(3,003,724)	(6,800,908)
Financial Costs	27,263,185	49,505,048	50,623,905
Bank loans	11,242,572	261,725	4,855
Secured and unsecured obligations	42,035,639	38,471,477	36,613,957
Other	26,015,026	10,771,846	14,005,093
Income from indexation units	(1,229,931)	(660,458)	(1,664,594)
Foreign exchange profits (losses)	(4,983,735)	(32,965,976)	(12,323,133)
Positive	(193,183,643)	(178,120,351)	(10,034,714)
Negative	188,199,908	211,086,327	22,357,847
Share of profit of associates and joint ventures accounted for using the equity method	732,840	19,375	1,085,142
Total	981,045,868	2,171,056
Gain (loss) from other investments	981,045,868	2,171,056
Profit (loss) before taxes	923,853,994	(106,255,159)	(75,315,743)
Income tax expense	(326,063,963)	7,252,901	7,306,699
Net income from continuing operations	597,790,031	(99,002,258)	(68,009,044)
Profit (loss)	$ 597,790,031	$ (99,002,258)	$ (68,009,044)